Note 9 - Common and Preferred Stock, Additional Paid-in Capital and Dividends	12 Months Ended
Dec. 31, 2020
Notes to Financial Statements
Stockholders' Equity Note Disclosure [Text Block]
9.	Common and Preferred Stock, Additional Paid-In Capital and Dividends:

Reverse stock split: On March 26, 2018, August 22, 2019 and August 10 2020, the Company effected a 1-for-10, a 1-for-20 and a 1-for-25 reverse stock split of its common stock respectively. There was no change in the number of authorized common shares of the Company, or the floor price of the Company’s Series E Shares and the Class B Warrants, or the number of votes of the Company’s Series D Shares. All numbers of common share and earnings per share amounts, as well as warrant shares eligible for purchase under the Company's warrants, exercise price of said warrants and conversion prices of the Company’s Series E Shares, in these financial statements have been retroactively adjusted to reflect these reverse stock splits.

Series D preferred shares: On May 8, 2017, the Company issued 100,000 shares of Series D preferred shares (the “Series D shares”) to Tankers Family Inc., a company controlled by Lax Trust for one thousand dollars ($1,000) pursuant to a stock purchase agreement. The Series D shares are not convertible into common shares and each Series D share has the voting power of 1,000 common shares. The Series D shares have no dividend or distribution rights and shall expire and all outstanding Series D shares shall be redeemed by the Company for par value on the date that any financing facility with any financial institution, which contain covenants that require that any member of the family of Mr. Evangelos J. Pistiolis maintain a specific minimum ownership or voting interest (either directly and/or indirectly through companies or other entities beneficially owned by any member of the Pistiolis family and/or trusts or foundations of which any member of the Pistiolis family are beneficiaries) of the Company's issued and outstanding common shares, respectively, are fully repaid or reach their maturity date. The Series D shares shall not be otherwise redeemable and upon any liquidation, dissolution or winding up of the Company, the Series D shares shall have a liquidation preference of $0.01 per share. Currently the SLBs with BoComm Leasing and AVIC Leasing, the Alpha Corporate Guarantee and the Navigare Lease have similar provisions that are satisfied via the existence of the Series D Shares. As a prerequisite for the Navigare Lease, Mr. Evangelos J. Pistiolis guaranteed the performance of the bareboat charters, under certain circumstances, and in exchange, the Company agreed to indemnify him for any losses suffered as a result of the guarantee provided and in addition, the Company has amended the Certificate of Designation governing the terms of the Series D Shares, to adjust the voting rights per share of Series D Shares such that during the term of the Navigare Lease, the combined voting power controlled by Mr. Evangelos J. Pistiolis and the Lax Trust does not fall below a majority of the total voting power of the Company, irrespective of any new common or preferred stock issuances, and thereby complying with a relevant covenant of the bareboat charters entered in connection with the Navigare Lease. Due to the related party nature of the transactions involving Mr. Evangelos J. Pistiolis, such transactions were unanimously approved by the Company’s Board of Directors, including all three independent directors.

Issuance of common stock and warrants as part of the 2018 Common Stock Offering: On October 26, 2018, the Company priced a public offering of 4,000 shares of common stock, and warrants to purchase 7,000 common shares (the “2018 Warrants”), at $750 per common share and $0.01 per warrant. The 2018 Warrants had an exercise price of $750 per share that was later adjusted to $510 and $350 on January 11 and February 6, 2019 respectively, were exercisable immediately, and expired four months from the date of issuance. Each warrant granted the warrant holder the option to purchase one common share of the Company at any time within the abovementioned term (American style option). The proceeds from this offering (net of 6.5% placement agent fees), were $2,805. As of December 31, 2019, all 2018 Warrants, had been exercised for gross proceeds of $3,788 and 7,000 common shares were issued pursuant to these exercises. The Company accounted for the 2018 Warrants as equity in accordance with the accounting guidance for derivatives. The Company concluded these warrants should be equity-classified since they contained no provisions which would require the Company to account for the warrants as a derivative liability, and therefore were initially measured at fair value in permanent equity with subsequent changes in fair value not measured.

On initial recognition the fair value of the 2018 Warrants was $1,671 and was determined using the Black-Scholes methodology. The fair value was considered by the Company to be classified as Level 3 in the fair value hierarchy since it was derived by unobservable inputs. The major unobservable input in connection with the valuation of the Company’s 2018 Warrants was the volatility used in the valuation model, which was approximated by using four-month daily historical observations of the Company’s share price. The annualized four-month daily historical volatility applied in the warrant valuation was 108%. A 5% increase in the volatility applied would have led to an increase of 3.8% in the fair value of the 2018 Warrants.

2014 Warrants: On July 31, 2019 the 2014 Warrants expired. From January 1, 2019 up to July 31, 2019 1,268,000 2014 Warrants, were exercised for gross proceeds of $3,161 and 13,481 common shares were issued pursuant to these exercises.

Issuance of common stock and warrants as part of the September 2019 Common Stock Offering: On September 13, 2019, the Company closed an underwritten public offering of an aggregate of 63,200 common shares (or pre-funded warrants to purchase common shares in lieu thereof, the Pre-Funded Warrants), warrants, or the Traditional Warrants, to purchase up to 71,600 of the Company’s common shares and an overallotment option of up to 9,480 common shares, or the September 2019 Transaction. This resulted in gross proceeds of $10,480 before deducting underwriting discounts, commissions and other offering expenses. The gross proceeds include the partial exercise of 3,400 common shares of the underwriter's over-allotment option granted in connection with the offering. From September 13 to December 31, 2019, 49,803 common shares were issued pursuant to the cashless exercise of 1,778,700 Traditional Warrants. The Traditional Warrants expired on December 31, 2019.

The Traditional Warrants entitled their holders to purchase either 0.040 common shares upon a cash exercise or 0.028 common shares upon a cashless exercise. Each Traditional Warrants had an exercise price of $204.75 per share and was exercisable from the date of issuance up to December 31, 2019. The Traditional Warrants could have been exercised on a cashless basis beginning on the earlier of (i) 30 days from the closing date and (ii) the trading day on which the aggregate trading volume of the Company’s common shares since the date of filing of the registration statement registering the common shares underlining the Traditional Warrants was equal to more than 189,600 common shares (the “Cashless Date”) if the VWAP of the common shares on any trading day on or after the Cashless Date failed to exceed the exercise price.

The Company accounted for the Traditional Warrants as equity in accordance with the accounting guidance for derivatives. The Company concluded these warrants should be equity-classified since they contained no provisions which would require the Company to account for the warrants as a derivative liability and therefore were initially measured at fair value in permanent equity with subsequent changes in fair value not measured.

On initial recognition the fair value of the Traditional Warrants was $1,139 and was determined using the Black-Scholes methodology. The fair value was considered by the Company to be classified as Level 3 in the fair value hierarchy since it was derived by unobservable inputs. The major unobservable input in connection with the valuation of the Company’s Traditional Warrants was the volatility used in the valuation model, which was approximated by using three-month daily historical observations of the Company’s share price. The annualized three-month daily historical volatility applied in the warrant valuation was 181%. A 5% increase in the volatility applied would have led to an increase of 10% in the fair value of the Traditional Warrants.

Issuance of common stock and warrants as part of the November 2019 Registered Direct Offering: On November 6, 2019, the Company entered into a placement agent agreement with Maxim Group LLC relating to the sale of the Company’s securities, or the Placement Agent Agreement. Pursuant to the Placement Agent Agreement, the Company entered into a Securities Purchase Agreement, with certain institutional investors in connection with a registered direct offering of an aggregate of 168,000 of the Company’s common shares at a public offering price of $50.00 per share, registered on the Company’s Registration Statement on Form F-3 (333-215577), or the Registered Offering. Concurrently with the Registered Offering and pursuant to the Purchase Agreement, the Company also commenced a private placement whereby the Company issued and sold class A warrants (or the “Class A Warrants”) to purchase up to 168,000 of the Company’s common shares and class B warrants (or the “Class B Warrants”) to purchase up to 168,000 of the Company’s common shares. The November 2019 Registered Direct Offering resulted in gross proceeds of $8,400 before deducting underwriting discounts, commissions and other offering expenses. The Class A Warrants and Class B Warrants were registered via a registration statement in form F1 that became effective on January 21, 2020.

During the year ended December 31, 2020, all outstanding Class A warrants (4,200,000 warrants) were exercised on a cashless basis into 67,200 of the Company’s common shares and no Class B Warrants were exercised. As of December 31, 2020 there are 4,200,000 Class B Warrants exercisable into 168,000 of the Company’s common shares with an exercise price of $1.00, that corresponds to the Class A Warrants floor price.

The Class A Warrants entitled their holders to purchase either 0.040 common shares upon a cash exercise or 0.016 common shares upon a cashless exercise. Each Class A Warrant had an exercise price of $50.00 per share and was exercisable from the date of issuance up to July 7, 2020. The Class A Warrants could be exercised on a cashless basis beginning on the earlier of (i) 30 days from the closing date and (ii) the trading day on which the aggregate trading volume of the Company’s common shares was equal to more than three times the number of common shares offered pursuant to the Purchase Agreement (the “Cashless Date”) if the VWAP of the common shares on any Trading Day on or after the Cashless Date failed to exceed $80.00 on such date.

The Company accounted for the Class A Warrants as equity in accordance with the accounting guidance for derivatives. The Company concluded that the 2018 Warrants, Traditional Warrants and Class A, warrants should be equity-classified since they contained no provisions which would require the Company to account for the warrants as a derivative liability and therefore were initially measured at fair value in permanent equity with subsequent changes in fair value not measured.

On initial recognition the fair value of the Class A Warrants was $1,343 and was determined using the Black-Scholes methodology. The fair value was considered by the Company to be classified as Level 3 in the fair value hierarchy since it was derived by unobservable inputs. The major unobservable input in connection with the valuation of the Company’s Traditional Warrants was the volatility used in the valuation model, which was approximated by using eight-month daily historical observations of the Company’s share price. The annualized eight -month daily historical volatility that had been applied in the warrant valuation was 127%. A 5% increase in the volatility applied would have led to an increase of 7.35% in the fair value of the Class A Warrants.

The Class B Warrants entitle their holders to purchase 0.040 common shares upon a cash exercise. Each Class B Warrant is exercisable from the date of issuance up to May 7, 2021.

The Class B Warrants have a number of round down protection measures embedded in the warrant agreement. These measures provide for a downward adjustment of the exercise price of each warrant in the following cases:

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Issuance of common shares: if the Company issues, sells or is deemed to have issued or sold any common shares for a consideration per share less than the exercise price of the Class B Warrants then the latter shall be reduced to match the reduced consideration per share.

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Issuance of options or convertible securities: if the Company issues or sells any options at a strike price that is lower than the exercise price of the Class B Warrants then the latter will be reduced to match the strike price of the options. If the Company issues convertible securities that end up converting at a price per share that is lower than the exercise price of the Class B Warrants then the latter will be reduced to match that conversion price per share.

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Change in option price or rate of conversion: if the purchase or exercise price provided for in any of the Company’s options, the additional consideration, if any, payable upon the issue, conversion, exercise or exchange of any of the Company’s convertible securities, or the rate at which any convertible securities of the Company are convertible into or exercisable or exchangeable for common shares increases or decreases at any time, then the Class B Warrants’ exercise price will be adjusted to such price, provided that it is lower than the existing at the time Class B Warrants’ exercise price.

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Other events: if the Company takes any action that results in the dilution of the warrant holder not covered by the abovementioned round down protection measures (including, the granting of stock appreciation rights, phantom stock rights or other rights with equity features), then the Company shall determine and implement an appropriate adjustment in the exercise price so as to protect the rights of the warrant holder.

In connection with the abovementioned round down protection, the change in the conversion price of the Series E shares constituted a “Change in Option Price or Rate of Conversion” (as defined in the Class B Warrant agreement) and that, pursuant to Section 3(f)(iii) of the Class B Warrant agreement, entitles each holder to in any exercise of Class B Warrants, designate the Exercise Price (as defined in the Class B Warrant agreement) as the conversion price at which the Series E Shares are convertible, namely the lesser of: (i) $500.00, (ii) 80% of the lowest daily VWAP of the Company’s common shares over the twenty consecutive trading days expiring on the trading day immediately prior to the date of delivery of a conversion notice, (iii) the conversion price or exercise price per share of any of the Company’s then outstanding convertible shares or warrants, (iv) the lowest issuance price of the Company’s common shares in any transaction from the date of the issuance the Series E Shares onwards, but in no event will the Exercise Price be less than $1.00 (floor price of the Class B Warrants). During the year ended December 31, 2020 no Class B Warrants were exercised.

As of December 31, 2020 the Class B Warrants entitled their holders to purchase 168,000 common shares (the “warrant shares”) for an exercise price of $1.00 per warrant share (floor price).

Accounting Treatment of the Class B Warrants

As of the issuance date the fair value of the 4,200,000 Class B Warrants amounted to $0.2373 per warrant, using the Cox, Ross and Rubinstein Binomial methodology.

The fair value was considered by the Company to be classified as Level 3 in the fair value hierarchy since it was derived by unobservable inputs. The major unobservable input in connection with the valuation of the Company’s Class B Warrants was the volatility used in the valuation model. The annualized eighteen-month daily historical volatility that has been applied in the warrant valuation at inception was 134%. A 5% increase in the volatility applied would have led to an increase of 14% in the fair value of the Class B Warrants.

The warrants issued in connection with the Company's follow-on offering provide for physical settlement requiring the Company to deliver shares to the holder of the warrants in exchange for cash. However, the warrants provide for a series of round down protection features that in accordance with ASU No. 2017-11 led to their classification as a liability since the settlement amount of the warrants may not equal the difference between the fair value of a fixed number of the Company shares and a fixed strike price. As a result, the fair value of the warrants is classified as a derivative liability and subsequent changes in fair value are recognized in the consolidated statements of comprehensive loss (see Note 14).

Equity distribution agreements: On May 25, 2018, February 12, 2020 and March 11, 2020, the Company, entered into three equity distribution agreements, or as they are commonly known, at-the-market offerings (“ATM”s), with Maxim Group LLC ("Maxim"). Under the first ATM the Company could sell up to $14,250 of its common stock and under each of the second and third ATMs the Company could sell up to $5,000 of its common stock with Maxim acting as a sales agent. Since Maxim was acting solely as a sales agent, it had no right to require any common stock sales. No warrants, derivatives, or other share classes were associated with these ATMs. On July 24, 2018 the Company terminated the first ATM and as of that date the Company had received proceeds (net of 2% fees), amounting to $2,781 and issued 4,981 common shares. The Company completed all sales under the second and third ATMs during February and March 2020 out of which the Company received proceeds (net of 2% fees), amounting to $9,800 and issued 2,693,191 common shares.

Registered Direct Offerings: On March 30, April 15, April 27, April 28, May 14, May 19, June 7, June 10, June 14, June 23 and July 6 2020, the Company closed registered direct offerings for the sale of an aggregate of 36,723,765 of its common shares for proceeds of $112,146 (net of placement agent fees ranging from 6.25% to 6.50%) with unaffiliated investors. Maxim acted as a placement agent in all of these registered direct offerings. No warrants, derivatives, or other share classes were associated with these Registered Direct Offerings.

Dividends to common stock holders: No dividends were paid to common stock holders in the years ended December 31, 2018, 2019 and 2020.